Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Costs and operating expenses:
Research and development	$ 40,478	$ 150,991	$ 57,971	$ 160,162
Selling, general and administrative	13,674	7,421	24,464	11,948
Total costs and operating expenses	54,152	158,412	82,435	172,110
Loss from operations	(54,152)	(158,412)	(82,435)	(172,110)
Other income (expense):
Interest income	1,727		3,350
Interest expense	(245)		(245)
Other income (expense), net	1,368	2,097	(2,118)	401
Total other income (expense), net	2,850	2,097	987	401
Net loss before income tax	(51,302)	(156,315)	(81,448)	(171,709)
Income tax (expense) benefit	772	82	179	165
Net loss attributable to ordinary shareholders	(50,530)	(156,233)	(81,269)	(171,544)
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,443)	(1,463)	1,608	1,970
Unrealized gain on marketable securities	108		108
Total other comprehensive income (loss):	(1,335)	(1,463)	1,716	1,970
Total comprehensive loss	$ (51,865)	$ (157,696)	$ (79,553)	$ (169,574)
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.56)	$ (15.45)	$ (0.92)	$ (16.99)
Weighted average number of ordinary shares outstanding, basic and diluted	89,712,916	10,115,335	88,369,311	10,095,863